Financial Instruments And Risk Management (Tables)	12 Months Ended
Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Fair Value Of Derivative Instruments Not Designated As Hedging Instruments

	December 31, 2014				December 31, 2013
	Asset Derivatives		Liability Derivatives		Asset Derivatives		Liability Derivatives
	Balance		Balance		Balance		Balance
	Sheet	Fair	Sheet	Fair	Sheet	Fair	Sheet	Fair
(Thousands of dollars)	Location	Value	Location	Value	Location	Value	Location	Value
Commodity derivative contracts	Current assets held for sale	$74	Current liabilities held for sale	$2,204	Current assets held for sale	$224	Current liabilities held for sale	$291

Recognized Gains And Losses For Derivative Instruments Not Designated As Hedging Instruments

		Amount of Gain (Loss) Recognized
		in Income on Derivative
(Thousands of dollars)	Statement of Income
Type of Derivative Contract	Location	2014	2013
Commodity	Income (loss) from discontinued operations, net of taxes	$921	$8,516

Summary Of Offsetting Assets

		Gross Amounts	Net Amounts of
	Gross Amounts	Offset in the	Assets Presented in
	of Recognized	Consolidated	the Consolidated
(Thousands of dollars)	Assets	Balance Sheet	Balance Sheet
At December 31, 2014
Commodity derivatives	$93	$(19)	$74
At December 31, 2013
Commodity derivatives	$233	$(9)	$224

Summary Of Offsetting Liabilities

		Gross Amounts	Net Amounts of
	Gross Amounts	Offset in the	Liabilities Presented
	of Recognized	Consolidated	in the Consolidated
(Thousands of dollars)	Liabilities	Balance Sheet	Balance Sheet
At December 31, 2014
Commodity derivatives	$2,223	$(19)	$2,204
At December 31, 2013
Commodity derivatives	$300	$(9)	$291